Pax Growth Fund
Pax Growth Fund (the “Growth Fund”) Summary of Key Information
Investment Objective
The Growth Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class R shares of the Growth Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax Growth Fund - USD ($)		Institutional Class	Individual Investor Class	Class A		Class R
Maximum sales charge (load) imposed on purchases (as a % of offering price)		none	none	5.50%		none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)		none	none	1.00%	[1]	none
Wire Redemption Fee	[2]	$ 10.00	$ 10.00	$ 10.00		$ 10.00
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax Growth Fund		Institutional Class	Individual Investor Class	Class A	Class R
Management Fee		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%	0.25%	0.50%
Other Expenses		0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses		1.03%	1.28%	1.28%	1.53%
Contractual Reimbursements	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Net Annual Fund Operating Expenses		0.99%	1.24%	1.24%	1.49%
[1]	The Growth Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund to the extent such expenses exceed 0.99%, 1.24%, 1.24% and 1.49% of the average daily net assets of Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2017.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class, Class A or Class R shares of the Growth Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Growth Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	101	324	565	1,256
Individual Investor Class	126	402	698	1,542
Class A	669	930	1,210	2,007
Class R	152	479	830	1,820

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth Fund’s performance. During the Growth Fund’s most recent fiscal year, the Growth Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Growth Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments. The Fund avoids investing in companies that its investment adviser determines are significantly involved in the extraction and/or refining of fossil fuels (coal, oil and gas).

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund’s portfolio manager believes will have above-average growth prospects.

The Growth Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Growth Fund may invest in securities of companies with any market capitalization.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Growth Fund may utilize derivatives for hedging and for investment purposes.

In addition, the Growth Fund strives to be fossil fuel-free (avoiding investing in companies that PWM determines are significantly involved in the extraction and/or refining of fossil fuels). Under normal circumstances the Growth Fund will therefore be underweight the energy sector vis-a-vis its benchmark index and will strive to substitute instead companies whose products, services or business strategies offer positive solutions to global sustainability challenges.

Principal Risks

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the Growth Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

Performance Information

Calendar Year Total Returns The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Growth Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009 , 15.98%
Worst quarter: 4th quarter 2008, -26.10%

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund. The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax Growth Fund		1 Year	5 Years	10 Years
Individual Investor Class	[1]	2.20%	10.37%	6.07%
Individual Investor Class | Return After Taxes	[1]	0.69%	9.63%	5.47%
Individual Investor Class | Return After Taxes and Distributions	[1]	2.41%	8.16%	4.83%
Class A	[1],[2]	(3.38%)	9.14%	5.47%
Institutional Class	[1],[3]	2.50%	10.65%	6.28%
Class R	[1],[4]	1.97%	10.08%	5.86%
Russell 1000 Growth Index	[5],[6]	5.67%	13.53%	8.53%
Lipper Multi-Cap Growth Funds Index	[6],[7]	3.09%	11.70%	7.52%
[1]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[4]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[5]	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization.
[6]	Unlike the Growth Fund, the Russell 1000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[7]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax Mid Cap Fund
Pax Mid Cap Fund (the “Mid Cap Fund”) Summary of Key Information
Investment Objective
The Mid Cap Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Individual Investor Class shares of the Mid Cap Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax Mid Cap Fund - USD ($)		Institutional Class	Individual Investor Class
Wire Redemption Fee	[1]	$ 10.00	$ 10.00
[1]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax Mid Cap Fund		Institutional Class	Individual Investor Class
Management Fee		0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.14%	0.14%
Total Annual Fund Operating Expenses		0.89%	1.14%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class and Individual Investor Class shares of the Mid Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Individual Investor Class shares of the Mid Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Mid Cap Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax Mid Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	91	284	493	1,096
Individual Investor Class	116	362	628	1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Mid Cap Fund’s performance. Because the Mid Cap Fund is a newly-formed fund that has yet to commence operations, no prior fiscal year turnover rate is available.

Principal Investment Strategies

The Mid Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell Midcap Index as measured by market capitalization. As of December 31, 2015, the Russell Midcap Index included companies with market capitalizations ranging from approximately $386 million to $30.5 billion.

The Mid Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight specific sectors and may take concentrated positions, which could lead to increased volatility. The Mid Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Mid Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Mid Cap Fund’s investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Mid Cap Fund may utilize derivatives for hedging and for investment purposes.

Principal Risks

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund concentrates its investments in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to the risks of mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Mid Cap Fund.

The foregoing descriptions are only summaries. Please see “About the Fund—Risks” on page 98 for more detailed descriptions of the foregoing risks.

Performance Information
No performance information is shown for the Mid Cap Fund because it has not yet been in operation for a full calendar year.
Pax Small Cap Fund
Pax Small Cap Fund (the “Small Cap Fund”) Summary of Key Information
Investment Objective
The Small Cap Fund’s investment objective is to seek long-term growth of capital.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class R shares of the Small Cap Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax Small Cap Fund - USD ($)		Institutional Class	Individual Investor Class	Class A		Class R
Maximum sales charge (load) imposed on purchases (as a % of offering price)		none	none	5.50%		none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)		none	none	1.00%	[1]	none
Wire Redemption Fee	[2]	$ 10.00	$ 10.00	$ 10.00		$ 10.00
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax Small Cap Fund	Institutional Class	Individual Investor Class	Class A	Class R
Management Fee	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees	none	0.25%	0.25%	0.50%
Other Expenses	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.98%	1.23%	1.23%	1.48%

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class, Class A and Class R shares of the Small Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class, Class A or Class R shares of the Small Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Small Cap Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	100	312	542	1,201
Individual Investor Class	125	390	676	1,489
Class A	668	919	1,188	1,957
Class R	151	468	808	1,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Small Cap Fund’s performance. During the Small Cap Fund’s most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The Small Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of December 31, 2015, the Russell 2000 Index included companies with market capitalization from approximately $15 million to $6.5 billion.

The Small Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight a specific sector and may take concentrated positions which could lead to increased volatility. The Small Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Small Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Small Cap Fund’s investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Small Cap Fund may utilize derivatives for hedging and for investment purposes.

Principal Risks

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Small Cap Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Small Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 19.79%
Worst quarter: 3rd quarter 2011, -21.71%

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and since inception period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax Small Cap Fund		1 Year	5 Years	10 Years
Individual Investor Class	[1]	(3.85%)	10.06%	9.03%
Individual Investor Class | Return After Taxes	[1]	(4.09%)	8.67%	7.72%
Individual Investor Class | Return After Taxes and Distributions	[1]	(2.15%)	7.85%	6.99%
Class A	[1],[2]	(9.16%)	8.84%	8.25%
Institutional Class	[1]	(3.62%)	10.35%	9.31%
Class R	[1]	(4.09%)	9.79%	8.76%	[3]
Russell 2000 Index	[4],[5]	(4.41%)	9.19%	8.08%
Lipper Small-Cap Core Funds Index	[5],[6]	(4.23%)	8.64%	7.93%
[1]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[4]	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[5]	Unlike the Small Cap Fund, the Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Small-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[6]	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The Lipper Small-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

PAX Balanced Fund
Pax Balanced Fund (the “Balanced Fund”) Summary of Key Information
Investment Objectives

The Balanced Fund’s primary investment objective is to seek income and conservation of principal[1]. As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.

1  Although the Balanced Fund seeks conservation of principal, no assurance can be given that the Fund will achieve this objective, and an investment in the Fund involves the risk of loss.

As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class or Class R shares of the Balanced Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - PAX Balanced Fund - USD ($)		Institutional Class	Individual Investor Class	Class R
Wire Redemption Fee	[1]	$ 10.00	$ 10.00	$ 10.00
[1]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - PAX Balanced Fund		Institutional Class	Individual Investor Class	Class R
Management Fee		0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%	0.50%
Other Expenses		0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.68%	0.93%	1.18%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class and Class R shares of the Balanced Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class or Class R shares of the Balanced Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Balanced Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - PAX Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	69	218	379	847
Individual Investor Class	95	296	515	1,143
Class R	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Balanced Fund’s performance. During the Balanced Fund’s most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Balanced Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

The Balanced Fund normally expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs” and, together with mutual funds, “Underlying Funds”)) approximately 60–75% of its assets in equity securities and approximately 25–40% of its assets in debt securities, though this allocation may vary somewhat depending on market conditions.

With respect to the equity portion of its portfolio, the Balanced Fund’s portfolio managers intend to use a team approach to manage a high conviction, core growth portfolio of primarily large cap securities and a smaller allocation to core, mid- and small-cap securities of high quality, attractively valued companies. The portfolio managers utilize an investment process combining fundamental analysis with a focus on valuation and volatility reduction.

With respect to the debt portion of the portfolio, the Balanced Fund intends to invest primarily in obligations, including mortgage-related securities, issued or guaranteed by the United States government or its agencies and instrumentalities and corporate bonds that are, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor’s Ratings Group or Baa or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality. Although the Fund is not constrained with respect to duration, the debt portion of the Fund is normally intended to be managed with only moderate deviation in duration from the broad market.

The Balanced Fund’s portfolio managers use both qualitative analysis and quantitative techniques when allocating the Balanced Fund’s assets between equity securities and debt securities.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Balanced Fund may utilize derivatives for hedging and for investment purposes.

Principal Risks

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively affect the Fund’s performance.

• Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including a decline in the number or capacity of financial institutions to make markets in the Fund’s investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund’s investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

• Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

• Allocation Risk The allocation techniques and decisions of the investment adviser may not produce the desired results.

• U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

• Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

• Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Balanced Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Balanced Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 10.74%
Worst quarter: 4th quarter 2008, -16.75%

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and Class R shares of the Balanced Fund. The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - PAX Balanced Fund		1 Year	5 Years	10 Years
Individual Investor Class	[1]	(0.53%)	6.42%	4.52%
Individual Investor Class | Return After Taxes	[1]	(2.42%)	4.73%	3.27%
Individual Investor Class | Return After Taxes and Distributions	[1]	1.16%	4.93%	3.47%
Institutional Class	[1],[2]	(0.23%)	6.70%	4.75%
Class R	[1],[3]	(0.72%)	6.17%	4.31%
S&P 500 Index	[4],[5]	1.38%	12.57%	7.31%
Blended Index	[5],[6],[7]	1.28%	8.95%	6.48%
Lipper Mixed-Asset Target Alloc. Growth Funds Index	[5],[8]	(0.54%)	7.69%	5.85%
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[3]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[4]	The S&P 500 Index is an index of large capitalization common stocks.
[5]	Unlike the Balanced Fund, the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[6]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[7]	The Blended Index is composed of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index.
[8]	Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Pax MSCI International ESG Index Fund
Pax MSCI International ESG Index Fund (the “International Index Fund”) Summary of Key Information
Investment Objective
The International Index Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor or Class R shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax MSCI International ESG Index Fund - USD ($)		Institutional Class	Individual Investor Class	Class R
Wire Redemption Fee	[1]	$ 10.00	$ 10.00	$ 10.00
[1]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax MSCI International ESG Index Fund		Institutional Class	Individual Investor Class	Class R
Management Fee	[1]	0.55%	0.55%	0.55%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%	0.50%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.56%	0.81%	1.06%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses. (For this purpose, PWM does not consider acquired fund fees and expenses to be operating costs and expenses of the Fund.)
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class and Class R shares of the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class or Class R shares of the Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax MSCI International ESG Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	57	179	313	701
Individual Investor Class	83	259	450	1,002
Class R	108	337	585	1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. During the International Index Fund’s most recent fiscal year, the International Index Fund’s portfolio turnover rate was 86%* of the average value of the portfolio.

* To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Index Fund utilizes one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 8% for the year ended December 31, 2015.

Principal Investment Strategies

The International Index Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the MSCI EAFE ESG Index, which is created and maintained by MSCI, Inc. The MSCI EAFE ESG Index consists of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. As of December 31, 2015, the MSCI EAFE ESG Index included companies with market capitalization between approximately $2.3 billion and $235.1 billion.

Under normal circumstances, the Fund invests more than 80% of its total assets in the component securities of the MSCI EAFE ESG Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the MSCI EAFE ESG Index. The Fund may use a representative sampling strategy to achieve its investment objective, which means that it may not always hold the same securities in the same proportions as the MSCI EAFE ESG Index. The Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the MSCI EAFE ESG Index, but which Pax World Management LLC (“PWM”) believes will help the Fund track the price and yield performance of the MSCI EAFE ESG Index. Any investments in stocks or stock options not included in the MSCI EAFE ESG Index will be evaluated by PWM for satisfaction of PWM’s ESG criteria. See “Pax Sustainability/ESG Criteria” on page 108. PWM intends that, over time, the correlation between the Fund’s performance and that of the MSCI EAFE ESG Index, before fees and expenses, will be 95% or better. If the MSCI EAFE ESG Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments in the same industry or group of industries. As of the date of this Prospectus, the MSCI EAFE ESG Index is not concentrated in any industry or group of industries.

Principal Risks

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

• Investment Approach Risk The Fund does not attempt to outperform the MSCI EAFE ESG Index or take defensive positions in declining markets. Accordingly, the Fund’s performance would likely be adversely affected by a decline in the MSCI EAFE ESG Index.

• Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries.

If the MSCI EAFE ESG Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.

• Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Asian/Pacific Investment Risk Certain Asia and Pacific region economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Asia and Pacific region economies generally are dependent on the economies of Europe and the United States, especially with respect to agricultural products and natural resources. Political and social instability and deteriorating economic conditions may result in significant downturns and increased volatility in many Asia and Pacific region economies. Portions of the Asia and Pacific region have historically been prone to natural disasters such as tsunamis and droughts and the region is economically sensitive to environmental events. Any such event could have a significant adverse effect on Asia and Pacific region economies. The Australian and New Zealand economies, in particular, are dependent on exports from the agricultural and mining sectors, which make those economies particularly susceptible to fluctuations in the commodities markets. Australian and New Zealand economies are also increasingly dependent on their growing service industries. Economic events in any one country can have a significant economic effect on the entire Asia and Pacific region.

• European Investment Risk The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect EU member countries, as well as other European countries. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU members and their trading partners, including non-member European countries. Additionally, eastern European markets remain relatively undeveloped and may be particularly sensitive to political and economic developments.

• Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.

• Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.

• Non-Correlation Risk The performance of the International Index Fund and of the MSCI EAFE ESG Index may vary somewhat for a variety of reasons. For example, the International Index Fund incurs operating expenses and portfolio transaction costs not incurred by the MSCI EAFE ESG Index. In addition, the International Index Fund may not be able to be fully invested in the component securities of the MSCI EAFE ESG Index. Any use of sampling techniques may affect the International Index Fund’s ability to achieve close correlation with the MSCI EAFE ESG Index.

• Management Risk At any time that the Fund employs a representative sampling strategy, investment decisions made by PWM and the Fund’s portfolio manager may cause the Fund to underperform the MSCI EAFE ESG Index.

• Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the International Index Fund.

The foregoing descriptions are only summaries. Please see “About the Fund—Risks” on page 98 for more detailed descriptions of the foregoing risks.

Performance Information

Effective March 31, 2014 the Pax MSCI International ESG Index Fund acquired the assets of Pax World International Fund, a series of Pax World Funds Series Trust I, and of Pax MSCI EAFE ESG Index ETF, a series of Pax World Funds Trust II, pursuant to an Agreement and Plan of Reorganization dated December 13, 2013 (the “Reorganizations”). Because the Pax MSCI International ESG Index Fund had no investment operations prior to the closing of the Reorganizations, and based on the similarity of the Pax MSCI International ESG Index Fund to Pax MSCI EAFE ESG Index ETF, Pax MSCI EAFE ESG Index ETF (the “Predecessor Fund”) is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund.

The bar chart below presents the calendar year total returns for Institutional Class shares of the International Index Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Index Fund by showing changes in the International Index Fund’s performance from year to year. All performance information shown for the International Index Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class Shares

For the periods shown in the bar chart:	Best quarter: 3rd quarter 2013, 10.78%
Worst quarter: 3rd quarter 2011, -17.36%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class, Individual Investor Class and Class R shares of the Fund. The performance table is intended to provide some indication of the risk of investing in the Fund by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index over the periods shown. All performance information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. After-tax performance is presented only for Institutional Class Shares of the Fund. After-tax returns for Individual Investor Class and Class R shares would be lower. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts) As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax MSCI International ESG Index Fund		1 Year	Since Inception
Institutional Class	[1]	1.16%	3.80%
Institutional Class | Return After Taxes	[1]	0.33%	2.72%
Institutional Class | Return After Taxes and Distributions	[1]	0.69%	2.38%
Individual Investor Class	[1],[2]	0.91%	3.52%
Class R	[1],[2]	0.66%	3.28%
MSCI EAFE ESG (Net) Index	[3],[4]	2.31%	4.35%
MSCI EAFE (Net) Index	[4],[5]	(0.81%)	2.93%
Lipper International Large-Cap Core Funds Index	[4],[6]	(3.21%)	2.09%
[1]	The Fund's inception date is January 27, 2011. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Institutional Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Inception of Individual Investor Class and Class R shares is March 31, 2014. The returns shown for Individual Investor Class and Class R shares for the period prior to Individual Investor Class and Class R shares inception are those of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Individual Investor Class and Class R shares.
[3]	The MSCI EAFE ESG INDEX is an index of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies' ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest). Performance for the MSCI EAFE ESG Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	Unlike the International Index Fund, the MSCI EAFE ESG Index and the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[5]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[6]	The Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator.

Pax Global Environmental Markets Fund
Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”) Summary of Key Information
Investment Objective

The Global Environmental Markets Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class R shares of the Global Environmental Markets Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Global Environmental Markets Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax Global Environmental Markets Fund - USD ($)		Institutional Class	Individual Investor Class	Class A		Class R
Maximum sales charge (load) imposed on purchases (as a % of offering price)		none	none	5.50%		none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)		none	none	1.00%	[1]	none
Wire Redemption Fee	[2]	$ 10.00	$ 10.00	$ 10.00		$ 10.00
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax Global Environmental Markets Fund		Institutional Class	Individual Investor Class	Class A	Class R
Management Fee		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%	0.25%	0.50%
Other Expenses		0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.16%	1.41%	1.41%	1.66%
Contractual Reimbursements	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Annual Fund Operating Expenses		1.15%	1.40%	1.40%	1.65%
[1]	The Global Environmental Markets Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Institutional Class, Individual Investor Class, Class A and Class R shares of the Global Environmental Markets Fund to the extent such expenses exceed 1.15%, 1.40%, 1.40% and 1.65% of the average daily net assets of Institutional Class, Individual Investor Class, Class A and Class R shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2017.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class, Class A and Class R shares of the Global Environmental Markets Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class, Class A or Class R shares of the Global Environmental Markets Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Environmental Markets Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax Global Environmental Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	117	367	637	1,408
Individual Investor Class	143	445	770	1,690
Class A	685	971	1,278	2,147
Class R	168	522	901	1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Environmental Markets Fund’s performance. During the Global Environmental Markets Fund’s most recent fiscal year, the Global Environmental Markets Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Global Environmental Markets Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments. Under normal market conditions, the Global Environmental Markets Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Environmental Markets Fund will normally have investments in a minimum of three countries other than the United States.

The Global Environmental Markets Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry. The Global Environmental Markets Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Environmental Markets Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Environmental Markets Fund may utilize derivatives for hedging and for investment purposes.

The Global Environmental Markets Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and countries improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles. In addition, the Fund strives to be fossil fuel-free (avoiding investing in companies that PWM determines are significantly involved in the extraction and/or refining of fossil fuels).

Principal Risks

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Global Environmental Markets Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Environmental Markets Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Environmental Markets Fund by showing changes in the Global Environmental Markets Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 29.43%
Worst quarter: 3rd quarter 2011, -21.05%

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Global Environmental Markets Fund. The performance table is intended to provide some indication of the risks of investment in the Global Environmental Markets Fund by showing how the Global Environmental Markets Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax Global Environmental Markets Fund		1 Year	5 Years	Since Inception
Individual Investor Class	[1]	(1.45%)	6.21%	3.69%
Individual Investor Class | Return After Taxes	[1]	(1.70%)	5.85%	3.42%
Individual Investor Class | Return After Taxes and Distributions	[1]	(0.67%)	4.88%	2.89%
Class A	[1],[2]	(6.85%)	5.03%	2.94%
Institutional Class	[1]	(1.21%)	6.49%	3.95%
Class R	[1]	(1.65%)	5.95%	3.42%	[3]
MSCI ACWI (Net) Index	[4],[5]	(2.36%)	6.09%	3.37%
FTSE Environmental Opportunities Index Series	[5],[6]	(1.92%)	5.49%
MSCI World (Net) Index	[5],[7]	(0.87%)	7.59%	4.04%
[1]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[4]	Effective April 1, 2016, the MSCI ACWI (Net) Index replaced the MSCI World (Net) Index as the primary benchmark for Global Environmental Markets Fund because the Adviser believes the MSCI ACWI (Net) Index is a more appropriate representation of the universe of securities in which the Fund may invest. The MSCI ACWI (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding tax.
[5]	Unlike the Global Environmental Markets Fund, the MSCI ACWI (Net) Index, FTSE Environmental Opportunities Index Series and the MSCI World (Net) Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[6]	The FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology; waste and pollution control; and food, agriculture and forestry. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. ("Impax") with FTSE International. Impax is also the sub-adviser to the Pax World Global Environmental Markets Fund.
[7]	The MSCI World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World (Net) Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.

Pax High Yield Bond Fund
Pax High Yield Bond Fund (the “High Yield Bond Fund”) Summary of Key Information
Investment Objectives
The High Yield Bond Fund’s primary investment objective is to seek high current income.
As a secondary investment objective the High Yield Bond Fund seeks capital appreciation.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class R shares of the High Yield Bond Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Yield Bond Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax High Yield Bond Fund - USD ($)		Institutional Class	Individual Investor Class	Class A		Class R
Maximum sales charge (load) imposed on purchases (as a % of offering price)		none	none	4.50%		none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)		none	none	1.00%	[1]	none
Wire Redemption Fee	[2]	$ 10.00	$ 10.00	$ 10.00		$ 10.00
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax High Yield Bond Fund		Institutional Class	Individual Investor Class	Class A	Class R
Management Fee		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%	0.25%	0.50%
Other Expenses		0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.72%	0.97%	0.97%	1.22%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class, Class A and Class R shares of the High Yield Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class, Class A or Class R shares of the High Yield Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the High Yield Bond Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax High Yield Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	74	230	401	894
Individual Investor Class	99	309	536	1,190
Class A	545	745	962	1,586
Class R	124	387	670	1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the High Yield Bond Fund’s performance. During the High Yield Bond Fund’s most recent fiscal year, the High Yield Bond Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The High Yield Bond Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds.” The High Yield Bond Fund may, on a short-term basis pending longer term investment, invest in exchange traded funds that invest primarily in high-yield securities. The High Yield Bond Fund treats these short-term investments as high-yield, fixed income securities for purposes of its 80% policy.

In determining which securities to buy for the High Yield Bond Fund, the portfolio managers seek to establish if each security’s return is appropriate for its level of risk.

In making this determination, the portfolio managers generally perform fundamental credit analysis. The High Yield Bond Fund may invest up to 40% of its assets in securities of non-U.S. issuers, including investments in emerging markets.

The High Yield Bond Fund may utilize derivatives for hedging and for investment purposes, and may invest in credit default swaps on indices of high-yield securities on a short-term basis (generally less than 90 days) pending longer term investment.

Principal Risks

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively affect the Fund’s performance.

• Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including a decline in the number or capacity of financial institutions to make markets in the Fund’s investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund’s investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

• Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

• Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• High Yield Securities Risk High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.

As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Individual Investor Class

For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 11.79%
Worst quarter: 4th quarter 2008, -17.51%

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares for the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax High Yield Bond Fund		1 Year	5 Years	10 Years
Individual Investor Class	[1]	(5.74%)	2.82%	4.98%
Individual Investor Class | Return After Taxes	[1]	(8.10%)	0.12%	2.10%
Individual Investor Class | Return After Taxes and Distributions	[1]	(3.17%)	1.19%	2.78%
Class A	[1],[2]	(9.95%)	1.91%	4.52%
Institutional Class	[1],[3]	(5.54%)	3.07%	5.22%
Class R	[1],[4]	(5.97%)	2.62%	4.76%
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index	[5],[6]	(2.82%)	5.24%	6.43%
Lipper High Yield Bond Funds Index	[6],[7]	(4.86%)	4.45%	5.51%
[1]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[3]	Inception of Institutional Class shares is June 1, 2004. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[4]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[5]	The BofA Merrill Lynch U.S. High Yield-Cash Pay-BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%.
[6]	Unlike the High Yield Bond Fund, the BofA Merrill Lynch U.S. High Yield-Cash Pay-BB-B (Constrained 2%) Index and the Lipper High Yield Bond Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper High Yield Bond Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[7]	The Lipper High Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Yield Bond Funds Average. The Lipper High Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The Lipper High Yield Bond Funds Index is not what is typically considered an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Pax Sustainable Managers Capital Appreciation Fund
Pax Sustainable Managers Capital Appreciation Fund (the “Capital Appreciation Fund”) Summary of Key Information
Investment Objective
The Capital Appreciation Fund’s investment objective is to seek long-term capital appreciation.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class C shares of the Capital Appreciation Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Capital Appreciation Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax Sustainable Managers Capital Appreciation Fund - USD ($)		Institutional Class	Individual Investor Class	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)		none	none	5.50%		none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)		none	none	1.00%	[1]	1.00%	[2]
Wire Redemption Fee	[3]	$ 10.00	$ 10.00	$ 10.00		$ 10.00
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[3]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax Sustainable Managers Capital Appreciation Fund		Institutional Class	Individual Investor Class	Class A	Class C
Management Fee		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%	0.25%	1.00%
Other Expenses		1.24%	1.24%	1.24%	1.24%
Acquired Fund Fees and Expenses	[1]	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses		2.32%	2.57%	2.57%	3.32%
Contractual Reimbursements	[2]	(0.98%)	(0.98%)	(0.98%)	(0.98%)
Net Annual Fund Operating Expenses		1.34%	1.59%	1.59%	2.34%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) as a percentage of its average net assets, do not exceed 0.34% on an annualized basis. In addition, the Adviser has agreed to waive its advisory fee with respect to the Fund's investments in funds advised by the Adviser. This reimbursement arrangement will continue in effect until at least December 31, 2017 unless modified or terminated by the Fund's Trustees.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Capital Appreciation Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax Sustainable Managers Capital Appreciation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	136	630	1,151	2,580
Individual Investor Class	162	706	1,278	2,832
Class A	703	1,217	1,757	3,226
Class C	337	930	1,647	3,547

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Pax Sustainable Managers Capital Appreciation Fund | Class C | USD ($)	237	930	1,647	3,547

Portfolio Turnover

The Capital Appreciation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth and Income Portfolio’s performance. During the Capital Appreciation Fund’s most recent fiscal year, the Capital Appreciation Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Capital Appreciation Fund expects to invest (directly or indirectly through Underlying Funds) most of its total assets in equity securities (e.g., stocks) that the Adviser believes have the potential for capital appreciation, although it may invest a portion of its assets (generally less than twenty percent) in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Capital Appreciation Fund may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Investment Management, LLC (“Morningstar Investment”) as a portfolio construction adviser to design an asset allocation strategy for the Capital Appreciation Fund. Morningstar Investment may adjust its allocations from time to time.

Principal Risks

The Capital Appreciation Fund is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Capital Appreciation Fund are summarized below.

• Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively impact the Fund’s performance.

• Credit Risk. Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

• Allocation Risk. The allocation techniques and decisions of Morningstar Investment may not produce the desired results.

• U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

• Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk. Value securities are securities the Adviser and/or a subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

• Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries

• Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including recent declines in the number and capacity of financial institutions to make markets in the Fund's investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

• Underlying Funds Risk. Investments in shares of Underlying Funds are subject to the fees, expenses and risks of those Underlying Funds. The Fund may be limited in the extent to which it can invest in an Underlying Fund, and may have limited information about the Underlying Fund’s investments, either of which may adversely affect the management of the Fund. If an Underlying Fund seeks to track the performance of an index, the value of the Fund’s investment in such Underlying Fund also would fluctuate with the value of the index. Although Morningstar Investment is responsible for the Fund’s allocation decisions, the Adviser may have potential conflicts of interest in selecting affiliated Underlying Funds for investment by the Fund because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

As with all mutual funds, investors may lose money by investing in the Capital Appreciation Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

Performance Information

Effective March 29, 2016, the ESG Managers Growth Portfolio was consolidated into the ESG Managers Growth and Income Portfolio, and the ESG Managers Growth and Income Portfolio was renamed the Pax Sustainable Managers Capital Appreciation Fund. The ESG Managers Growth and Income Portfolio is considered the “Surviving Fund” of the reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Capital Appreciation Fund for periods prior to March 29, 2016 is that of the Surviving Fund.

The bar chart below presents the calendar year total returns for Class A shares of the Capital Appreciation Fund before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Capital Appreciation Fund by showing changes in the Capital Appreciation Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Class A

For the periods shown in the bar chart:	Best quarter: 1st quarter 2013, 9.03%
Worst quarter: 3rd quarter 2011, -13.81%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class, Individual Investor Class, Class A and Class C shares of the Capital Appreciation Fund. The performance table is intended to provide some indication of the risks of investment in the Capital Appreciation Fund by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and since inception period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class, Individual Investor Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax Sustainable Managers Capital Appreciation Fund		1 Year	5 Years	Since Inception [3]
Class A	[1],[2]	(3.75%)	6.62%	7.16%
Class A | Return After Taxes	[1],[2]	(10.04%)	4.14%	4.97%
Class A | Return After Taxes and Distributions	[1],[2]	(4.74%)	4.09%	4.67%
Class A (with 5.50% maximum sales charge)	[2],[4]	(9.06%)	5.42%	6.15%
Individual Investor Class	[2],[5]	(3.75%)	6.62%	7.16%
Institutional Class	[2]	(3.51%)	6.92%	7.43%
Class C	[1],[2]	(4.49%)	5.80%	6.33%
Blended Index	[6],[7],[8],[9],[10]	0.85%	8.57%	8.90%
S&P 500 Index	[9],[10]	1.38%	12.57%	12.70%
[1]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[2]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[3]	The Fund's inception date is January 4, 2010.
[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million.
[5]	Inception of Individual Investor Class shares is April 1, 2016. The performance information shown for Individual Investor Class shares includes the performance of Class A shares for the period prior to Individual Investor Class shares inception. These returns have not been adjusted to reflect the expenses allocable to Individual Investor Class shares.
[6]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[7]	The Blended Index is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays U.S. Aggregate Bond Index.
[8]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[9]	The S&P 500 Index is an index of large capitalization common stocks.
[10]	Unlike the Capital Appreciation Fund, the Blended Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.

Pax Sustainable Managers Total Return Fund
Pax Sustainable Managers Total Return Fund (the “Total Return Fund”) Summary of Key Information
Investment Objective
The Total Return Fund’s primary investment objective is to maximize current income while preserving capital.
As a secondary objective and to the extent consistent with its primary investment objective, the Total Return Fund seeks capital appreciation.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class C shares of the Total Return Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Total Return Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax Sustainable Managers Total Return Fund - USD ($)		Institutional Class	Individual Investor Class	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)		none	none	4.50%		none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)		none	none	1.00%	[1]	1.00%	[2]
Wire Redemption Fee	[3]	$ 10.00	$ 10.00	$ 10.00		$ 10.00
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[3]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax Sustainable Managers Total Return Fund		Institutional Class	Individual Investor Class	Class A	Class C
Management Fee		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%	0.25%	1.00%
Other Expenses		2.18%	2.18%	2.18%	2.18%
Acquired Fund Fees and Expenses	[1]	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses		3.22%	3.47%	3.47%	4.22%
Contractual Reimbursements	[2]	(1.99%)	(1.99%)	(1.99%)	(1.99%)
Net Annual Fund Operating Expenses		1.23%	1.48%	1.48%	2.23%
[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) as a percentage of its average net assets, do not exceed 0.24% on an annualized basis. In addition, the Adviser has agreed to waive its advisory fee with respect to the Fund's investments in funds advised by the Adviser. This reimbursement arrangement will continue in effect until at least December 31, 2017 unless modified or terminated by the Fund's Trustees.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Total Return Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax Sustainable Managers Total Return Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	125	806	1,510	3,385
Individual Investor Class	151	880	1,632	3,615
Class A	594	1,290	2,009	3,902
Class C	326	1,100	1,988	4,269

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Pax Sustainable Managers Total Return Fund | Class C | USD ($)	226	1,100	1,988	4,269

Portfolio Turnover

The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Total Return Fund’s performance. During the Total Return Fund’s most recent fiscal year, the Total Return Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Total Return Fund expects to invest (directly or indirectly through Underlying Funds) a majority of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds) although it may invest a portion of its assets in equity securities (e.g., stocks). The Total Return Fund may invest in securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Investment Management, LLC (“Morningstar Investment”) as a portfolio construction adviser to design an asset allocation strategy for the Total Return Fund. Morningstar Investment may adjust its allocations from time to time.

Principal Risks

The Total Return Fund is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Total Return Fund are summarized below.

• Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively impact the Fund’s performance.

• Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

• U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

• Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

• Reinvestment Risk. Income from the fixed income portion of the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

• Allocation Risk. The allocation techniques and decisions of Morningstar Investment may not produce the desired results.

• Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.

• Value Securities Risk. Value securities are securities the Adviser and/or a subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

• Non-U.S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including recent declines in the number and capacity of financial institutions to make markets in the Fund’s investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund’s investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

• Underlying Funds Risk. Investments in shares of Underlying Funds are subject to the fees, expenses and risks of those Underlying Funds. The Fund may be limited in the extent to which it can invest in an Underlying Fund, and may have limited information about the Underlying Fund’s investments, either of which may adversely affect the management of the Fund. If an Underlying Fund seeks to track the performance of an index, the value of the Fund’s investment in such Underlying Fund also would fluctuate with the value of the index. Although Morningstar Investment is responsible for the Fund’s allocation decisions, the Adviser may have potential conflicts of interest in selecting affiliated Underlying Funds for investment by the Fund because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

As with all mutual funds, investors may lose money by investing in the Total Return Fund.

The foregoing descriptions are only summaries. Please see “Principal Risks” on page 98 for more detailed descriptions of the foregoing risks.

Performance Information

Effective March 29, 2016, the ESG Managers Balanced Portfolio was consolidated into the ESG Managers Income Portfolio, and the ESG Managers Income Portfolio was renamed the Pax Sustainable Managers Total Return Fund. The ESG Managers Income Portfolio is considered the “Surviving Fund” of the reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Total Return Fund for periods prior to March 29, 2016 is that of the Surviving Fund.

The bar chart below presents the calendar year total returns for Class A shares of the Total Return Fund before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Total Return Fund by showing changes in the Total Return Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Class A

For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 4.39%
Worst quarter: 3rd quarter 2011, -5.71%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class, Individual Investor Class, Class A and Class C shares of the Total Return Fund. The performance table is intended to provide some indication of the risks of investment in the Total Return Fund by showing how the Total Return Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and since inception period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class, Individual Investor Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax Sustainable Managers Total Return Fund		1 Year	5 Years	Since Inception [3]
Class A	[1],[2]	(1.40%)	4.77%	5.22%
Class A | Return After Taxes	[1],[2]	(8.04%)	2.32%	3.05%
Class A | Return After Taxes and Distributions	[1],[2]	(3.58%)	2.60%	3.10%
Class A (with 4.50% maximum sales charge)	[1],[2]	(5.83%)	3.80%	4.42%
Individual Investor Class	[2],[4]	(1.40%)	4.77%	5.22%
Institutional Class	[2]	(1.26%)	5.00%	5.46%
Class C	[2],[5]	(2.20%)	3.98%	4.41%
Blended Index	[6],[7],[8],[9],[10]	0.84%	5.68%	6.15%
Barclays U.S. Aggregate Bond Index	[8],[10]	0.55%	3.25%	3.77%
[1]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million.
[2]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.paxworld.com.
[3]	The Fund's inception date is January 4, 2010.
[4]	Inception of Individual Investor Class shares is April 1, 2016. The performance information shown for Individual Investor Class shares includes the performance of Class A shares for the period prior to Individual Investor Class shares inception. These returns have not been adjusted to reflect the expenses allocable to Individual Investor Class shares.
[5]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[6]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[7]	The Blended Index is composed of 24% S&P 500 Index, 11% MSCI EAFE (Net) Index and 65% Barclays U.S. Aggregate Bond Index.
[8]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[9]	The S&P 500 Index is an index of large capitalization common stocks.
[10]	Unlike the Total Return Fund, the Blended Index and the Barclays U.S. Aggregate Bond Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.